Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 29, 2013
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED NOVEMBER 29, 2013

Class B shares of Nuveen Tradewinds International Value Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED NOVEMBER 29, 2013

Class B shares of Nuveen Santa Barbara Dividend Growth Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen Tradewinds International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED NOVEMBER 29, 2013

Class B shares of Nuveen Tradewinds International Value Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen Santa Barbara Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED NOVEMBER 29, 2013

Class B shares of Nuveen Santa Barbara Dividend Growth Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.